Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 3.7%
383,945	(1)	Altice USA, Inc.	$ 9,928,818	1.1
202,530	(1)	Live Nation Entertainment, Inc.	12,307,748	1.3
113,310	(1)	Take-Two Interactive Software, Inc.	12,178,559	1.3
		34,415,125		3.7

		Consumer Discretionary: 14.5%
70,210	(1)	Burlington Stores, Inc.	15,183,615	1.6
45,989		Domino's Pizza, Inc.	15,611,426	1.7
139,297	(1)	Five Below, Inc.	13,504,844	1.5
156,027		Hilton Worldwide Holdings, Inc.	15,165,824	1.6
45,631	(1)	Lululemon Athletica, Inc.	9,920,636	1.1
71,054	(1)	O'Reilly Automotive, Inc.	26,199,031	2.8
306,018	(1),(2)	Peloton Interactive, Inc.	8,167,620	0.9
165,612	(1)	Planet Fitness, Inc.	11,177,154	1.2
108,863		Ross Stores, Inc.	11,842,117	1.3
161,078		Service Corp. International	7,697,918	0.8
		134,470,185		14.5

		Consumer Staples: 3.2%
134,570		Church & Dwight Co., Inc.	9,355,306	1.0
46,918		Constellation Brands, Inc.	8,087,725	0.9
84,524		Hershey Co.	12,170,611	1.3
		29,613,642		3.2

		Energy: 0.5%
65,545		Oneok, Inc.	4,373,162	0.5

		Financials: 4.0%
137,287		LPL Financial Holdings, Inc.	10,911,571	1.2
65,910		MSCI, Inc. - Class A	19,472,450	2.1
94,594		Progressive Corp.	6,920,497	0.7
		37,304,518		4.0

		Health Care: 16.0%
60,681	(1)	Agilent Technologies, Inc.	4,599,705	0.5
75,664	(1)	Amedisys, Inc.	13,166,293	1.4
194,711	(1)	BioMarin Pharmaceutical, Inc.	17,596,033	1.9
267,944	(1)	Centene Corp.	14,206,391	1.5
97,191	(1)	Charles River Laboratories International, Inc.	15,120,004	1.6
20,498		Chemed Corp.	8,560,375	0.9
100,179	(1)	DexCom, Inc.	27,649,404	3.0
104,671	(1),(2)	Exact Sciences Corp.	8,473,117	0.9
116,512	(1),(2)	HealthEquity, Inc.	8,271,187	0.9
153,407	(1)	Incyte Corp., Ltd.	11,568,422	1.3
36,848	(1)	Nevro Corp.	4,795,767	0.5
62,621	(1)	Tandem Diabetes Care, Inc.	4,675,284	0.5
71,588	(1)	Veeva Systems, Inc.	10,163,348	1.1
		148,845,330		16.0

		Industrials: 17.9%
224,224		Ametek, Inc.	19,283,264	2.1
25,987	(1)	CoStar Group, Inc.	17,348,661	1.8
120,550		Delta Air Lines, Inc.	5,560,971	0.6
120,415		Hubbell, Inc.	16,044,095	1.7
177,714		Ingersoll-Rand PLC - Class A	22,932,214	2.5
87,904		L3Harris Technologies, Inc.	17,381,258	1.9
52,477		Old Dominion Freight Line	10,170,043	1.1
539,505		Quanta Services, Inc.	20,571,326	2.2
27,214		Roper Technologies, Inc.	9,571,164	1.0
31,176		TransDigm Group, Inc.	17,390,284	1.9
105,700		Waste Connections, Inc.	10,198,993	1.1
		166,452,273		17.9

		Information Technology: 33.4%
496,488	(1)	Advanced Micro Devices, Inc.	22,580,274	2.4
100,126	(1)	Aspen Technology, Inc.	10,664,420	1.1
62,265	(1)	Autodesk, Inc.	11,885,143	1.3
127,441	(1)	Avalara, Inc.	10,800,625	1.2
195,313		Booz Allen Hamilton Holding Corp.	13,925,817	1.5
102,595		CDW Corp.	11,718,401	1.3
192,881		Entegris, Inc.	10,284,415	1.1
52,471	(1)	Fair Isaac Corp.	19,730,670	2.1
267,280	(1)	Fiserv, Inc.	29,229,741	3.1
174,732	(1),(2)	Five9, Inc.	12,760,678	1.4
319,140		Flir Systems, Inc.	13,553,876	1.4
135,069		Global Payments, Inc.	24,848,644	2.7
143,433	(1)	GoDaddy, Inc.	10,037,441	1.1
40,666	(1)	HubSpot, Inc.	7,297,514	0.8
74,878		Lam Research Corp.	21,971,452	2.4
76,115		Motorola Solutions, Inc.	12,610,733	1.3
81,055		NXP Semiconductor NV - NXPI - US	9,215,143	1.0
120,524	(1)	Paylocity Holding Corp.	15,610,268	1.7
42,754	(1)	RingCentral, Inc.	10,079,255	1.1
81,936	(1)	Zebra Technologies Corp.	17,286,038	1.9
175,503	(1)	Zendesk, Inc.	13,919,143	1.5
		310,009,691		33.4

		Materials: 2.7%
67,561		Avery Dennison Corp.	7,735,059	0.8
186,236	(1)	Berry Global Group, Inc.	7,069,519	0.8
109,647	(1)	Crown Holdings, Inc.	7,730,113	0.8
31,014		LyondellBasell Industries NV - Class A	2,216,260	0.3
		24,750,951		2.7

		Real Estate: 3.0%
131,415		Equity Lifestyle Properties, Inc.	8,979,587	1.0
72,185		SBA Communications Corp.	19,135,522	2.0
		28,115,109		3.0

	Total Common Stock
	(Cost $840,085,390)	918,349,986		98.9

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Commercial Paper: 0.3%
500,000	(3)	Australia & New Zealand Banking, 1.830%, 03/13/2020	499,699	0.1
275,000	(3)	DBS Bank Ltd., 1.640%, 03/05/2020	274,925	0.0
250,000	(3)	Exxon Mobil Corp., 1.600%, 06/03/2020	249,013	0.0
500,000	(3)	Federal Republic of Germany, 1.620%, 05/21/2020	498,240	0.1
950,000	(3)	Pfizer Inc., 1.630%, 04/16/2020	948,103	0.1

	Total Commercial Paper
	(Cost $2,469,980)	2,469,980		0.3

		Floating Rate Notes: 0.9%
900,000	(3)	Bank of Nova Scotia, 1.940%, 05/08/2020	900,288	0.1
575,000	(3)	BNP Paribas, 1.950%, 05/14/2020	575,248	0.1
475,000	(3)	Commonwealth Bank of Australia, 1.940%, 06/10/2020	475,102	0.1
400,000	(3)	Coöperatieve Rabobank U.A., 1.980%, 04/20/2020	400,132	0.0
575,000	(3)	Crédit Industriel et Commercial, 1.950%, 04/09/2020	575,145	0.1
250,000	(3)	Crédit Industriel et Commercial, 1.990%, 04/24/2020	250,088	0.0
250,000	(3)	Credit Suisse Group AG, 1.890%, 04/17/2020	250,085	0.0
950,000	(3)	Lloyds Bank PLC, 1.740%, 07/31/2020	950,376	0.1
900,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.960%, 05/22/2020	900,199	0.1
275,000	(3)	Mizuho Financial Group Inc., 1.680%, 08/27/2020	275,000	0.0
300,000	(3)	Mizuho Financial Group Inc., 1.720%, 08/13/2020	299,984	0.0
475,000	(3)	Skandinaviska Enskilda Banken AB, 1.950%, 05/11/2020	475,072	0.0
950,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 1.750%, 06/05/2020	950,146	0.1
575,000	(3)	The Norinchukin Bank, 2.050%, 04/24/2020	575,249	0.1
625,000	(3)	The Sumitomo Mitsui Financial Group, 1.930%, 06/05/2020	625,341	0.1
325,000	(3)	The Sumitomo Mitsui Financial Group, 1.970%, 05/12/2020	325,148	0.0

	Total Floating Rate Notes
	(Cost $8,802,603)	8,802,603		0.9

		Repurchase Agreements: 0.4%
2,710,484	(3)	Citigroup, Inc., Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $2,710,843, collateralized by various U.S. Government Agency Obligations, 2.000%-8.500%, Market Value plus accrued interest $2,764,694, due 04/01/21-08/01/56)	2,710,484	0.3
1,069,738	(3)	Millennium Fixed Income Ltd., Repurchase Agreement dated 02/28/20, 1.74%, due 03/02/20 (Repurchase Amount $1,069,891, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $1,091,133, due 04/15/20)	1,069,738	0.1

	Total Repurchase Agreements
	(Cost $3,780,222)	3,780,222		0.4

		Certificates of Deposit: 0.1%
375,000	(3)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.870%, 03/12/2020	375,037	0.1
250,000	(3)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	250,068	0.0
275,000	(3)	The Norinchukin Bank, 1.870%, 03/05/2020	275,013	0.0

	Total Certificates of Deposit
	(Cost $900,118)	900,118		0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
6,101,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.460%
		(Cost $6,101,000)	6,101,000	0.7

		Corporate Bonds(3): 0.0%
250,000	(3)	Royal Bank Of Canada""
		(Cost $250,000)	250,000	0.0

	Total Short-Term Investments
	(Cost $22,303,923)	22,303,923		2.4

	Total Investments in Securities (Cost $862,389,313)	$ 940,653,909		101.3
	Liabilities in Excess of Other Assets	(11,834,337)		(1.3)
	Net Assets	$ 928,819,572		100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 29, 2020.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 918,349,986	$ –	$ –	$ 918,349,986
Short-Term Investments	6,101,000	16,202,923	–	22,303,923
Total Investments, at fair value	$ 924,450,986	$ 16,202,923	$ –	$ 940,653,909

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $864,377,395.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 104,717,560
Gross Unrealized Depreciation	(28,441,046)
Net Unrealized Appreciation	$76,276,514